ACCOUNT RECEIVABLES (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
ACCOUNT RECEIVABLES
Accounts Receivables	$ 1,030,920	$ 0
Account Receivables - Related party	480,018	0
Total Account Receivables	$ 550,902	$ 0